SUBSEQUENT EVENTS (Narrative) (Details) - $ / shares			3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 17, 2026	Jan. 20, 2026	Mar. 31, 2026	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Treasury shares cancelled					36,600	11,300
Stock options issued to related party					150,000	275,000
Exercise price for stock options granted					$ 2.59	$ 1.3
2026 buyback program [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares authorised to repurchase	4,000,000
Subsequent event [Member]
Subsequent Event [Line Items]
Treasury shares cancelled			36,600
Stock options issued to related party		60,000
Exercise price for stock options granted		$ 3.35
Subsequent event [Member] | 2025 buyback program [Member]
Subsequent Event [Line Items]
Treasury shares cancelled				21,900
Stock repurchased during period			94,000
Stock repurchased and cancelled			72,100
Subsequent event [Member] | 2026 buyback program [Member]
Subsequent Event [Line Items]
Treasury shares cancelled				10,200